Selling, Distribution and Administrative Expenses (Details) - Schedule of Administrative Expenses - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Administrative Expenses [Abstract]
Staff expense		$ 6,392,020	$ 6,753,737		$ 3,310,362
Rental expense		536,272	452,137		2,564
Depreciation and amortization expense		2,439,986	2,997,945		1,261,988
Utilities expense		87,327	72,550		91,180
Travelling and entertainment expense		445,714	600,362		145,247
Professional fees		1,434,367	2,086,279		1,164,536
Repairs and maintenance		68,696	57,782		69,805
Other service fees		322,894	433,822		240,328
Research and development expense		169,511	99,947
Other expenses	[1]	1,013,688	989,687		888,280
Selling ,distribution and administrative expenses		$ 12,910,475	$ 14,544,248	[2]	$ 7,174,290	[2]

[1]	Other expenses mainly comprised of office expenses, stamp duties, training costs, etc.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).